Loans Receivable - Schedule of Loans Receivable Recognized (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Receivable Recognized [Abstract]
Balance beginning	$ 955,022	$ 593,232	$ 483,588
Addition	578,603	366,602	84,020
Cash payment	(347)	(300,000)	(60,000)
Impact on loss of control of Canmart	(592,713)		(4,495)
Interest Receivable	38,116	6,446
Movement in exchange rates	12,007	(11,258)	25,624
Balance ending	$ 990,688	$ 955,022	$ 593,232